Organization, Business Operation, Liquidity and Capital Resources (Details)						6 Months Ended	12 Months Ended
	Jan. 05, 2024 USD ($) $ / shares	Dec. 11, 2023 USD ($) shares	Mar. 10, 2023 USD ($) $ / shares shares	Dec. 15, 2021 USD ($) $ / shares shares	Dec. 10, 2021 USD ($) item $ / shares shares	Jun. 30, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) item $ / shares shares	Jul. 12, 2024 USD ($)	Jun. 12, 2024 USD ($)	May 10, 2024 USD ($)	Apr. 26, 2024 USD ($)	Apr. 10, 2024 USD ($)	Mar. 12, 2024 USD ($)	Feb. 09, 2024 USD ($)	Jan. 16, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Condition for future business combination number of businesses minimum | item						1	1
Wholly owned subsidiary | item						1	1
Representative shares per share | $ / shares				$ 8.02
Consummation of business combination						$ 5,000,001	$ 5,000,001
Number of shares issuable per warrant | shares						1	1
Transaction costs				$ 16,919,619
Underwriting commissions				2,875,000
Deferred underwriting commissions				10,062,500		$ 10,062,500	$ 10,062,500										$ 10,062,500
Fair value of class A shares issued to underwriters				3,456,652
Other offering costs				525,467
Cash held outside of Trust Account				1,539,541		$ 48,885,820	$ 71,432,177										295,802,694
Condition for future business combination use of proceeds percentage						80	80
Maximum allowed dissolution expenses						$ 100,000	$ 100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)						100.00%	100.00%
Investments held in Trust Account						$ 48,885,820	$ 46,893,175										295,802,694
Restricted Cash						26,944	843,313										0
Due from sponsor						109,118	318,888										0
Deposit in trust account						3,995,122
Amount in operating bank accounts						26,944	843,313									$ 1,267,928	$ 22,232	$ 1,539,548
Redeemed stock payable to public stockholders							24,539,002
Aggregate purchase price				$ 3,456,652
Notes Payable, Current						1,500,000	$ 810,345
Notes Payable, Current, Related Party [Extensible Enumeration]							Related party
Advances owed to the Sponsor						$ 1,059,551	$ 0
Other Liability, Current, Related Party [Extensible Enumeration]						Related party	Related party
Withdrawn from the interest earned in the Trust Account						$ 43,564	$ 1,162,201
Cash withdrawn from trust account							318,888
Due to Trust Account						$ 109,118	$ 318,888
EF Hutton
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash payment agreed in lieu of full deferred underwriting commission											$ 1,500,000
Private Placement Units
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares				898,250
Price of warrant | $ / shares				$ 10.00
Proceeds allocated to public warrants				$ 8,982,500
Second Trust Amendment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of times the entity has right to extend business combination for additional month | item					12
Additional term to complete business combination					1 month
Amount per unredeemed share deposited into trust account | $ / shares					$ 0.03
Deposit to Trust Account, extension payment per month					$ 150,000
Deposit in trust account												$ 130,370	$ 130,370	$ 130,370	$ 130,370
Class A common stock subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares		2,285,040	22,119,297
Value of shares redeemed		$ 24,539,002	$ 227,776,035
Redemption price (per share) | $ / shares			$ 10.30			$ 11.19	$ 10.81										$ 10.25
Number of shares outstanding | shares			6,630,703			4,345,663	4,345,663										28,750,000
Investments held in Trust Account			$ 68,000,000.0
Class A common stock subject to possible redemption | Second Trust Amendment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares redeemed | shares					2,285,040
Value of shares redeemed	$ 24,500,000
Redemption price (per share) | $ / shares	$ 10.74
Class A common stock not subject to possible redemption
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares outstanding | shares						2,285,040	2,285,040
Class A common stock not subject to possible redemption | Non-Redemption Agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Non-Redeemed shares | shares			4,597,648
Class B Common Stock | Non-Redemption Agreements
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Maximum number of shares transferred in exchange for non-redeemed shares | shares			1,274,412
Initial Public Offering
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares				28,750,000
Representative shares per share | $ / shares				$ 10.15		$ 10.15	$ 10.15
Number of shares in a unit | shares				1
Number of shares issuable per warrant | shares				1
Exercise price of warrants | $ / shares				$ 11.50
Transaction costs				$ 16,919,619
Underwriting commissions				2,875,000
Deferred underwriting commissions				10,062,500
Fair value of class A shares issued to underwriters				3,456,652
Other offering costs				525,467
Cash deposited into trust account				$ 291,812,500
Investments, maximum maturity term				185 days
Maximum allowed dissolution expenses				$ 100,000
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%
Months to complete acquisition | item						15	15
Initial Public Offering | Public Warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of shares in a unit | shares				1
Number of shares issuable per warrant | shares				1
Exercise price of warrants | $ / shares				$ 11.50
Over-allotment option
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Sale of units, net of underwriting discounts (in shares) | shares				3,750,000
Representative shares per share | $ / shares				$ 10.00
Over-allotment option | Private Placement Units
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of warrants to purchase shares issued | shares				93,750
Related Party Loans
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Outstanding balance							$ 0
Subsequent Event | EF Hutton
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Cash payment agreed in lieu of full deferred underwriting commission											$ 1,500,000
Subsequent Event | Second Trust Amendment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deposit in trust account								$ 130,370
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deposit in trust account									$ 130,370	$ 130,370		130,370
Aggregate purchase price						$ 25,000	25,000
Sponsor | Promissory Note with Related Party
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Notes Payable, Current						$ 1,500,000	$ 810,345
Sponsor | Subsequent Event
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Deposit in trust account								$ 130,370				$ 130,370	$ 130,370	$ 130,370	$ 130,370